7. Convertible Debenture	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Convertible Debenture
7. Convertible Debenture

On December 22, 2014 the Company closed a financing of $3.5 million pursuant to which the Company issued to one investor i) a convertible debenture that is convertible into 1,555,556 shares of common stock, at any time, at a price of $2.25 per share; ii) 388,889 Class C warrants entitling the holder to purchase 388,889 shares of common stock at a price of $3.00 per share; iii) 388,889 Class D warrants entitling the holder to purchase 388,889 share of common stock at a price of $3.50 per share and iv) 450,000 performance warrants which are potential exercisable based on the Company’s  annual reported subscriber numbers, twenty four (24) months after December 22, 2014 as reflected in the Company’s  Annual Report on Form 10-K for the year ending December 31, 2016.

The convertible debenture is for a term of three years from the date of issue and has an interest rate of 8% per annum, payable quarterly in arrears either in cash, shares of common stock or a combination of cash and shares of common stock. The Company has the right to repurchase the convertible debenture upon notice at any time after the first twelve months.

The Class C and Class D warrants have a term of four years and are each entitled to purchase one-fourth of a share of common stock. In total the Company issued 388,889 Class C warrants and 388,889 Class D warrants.

The performance warrants, each entitling the holders to purchase shares of common stock for cash at the then current market price per share, are exercisable dependent on the number of subscribers the Company has as at December 31, 2016. The Company issued 450,000 performance warrants which can be exercised in full if there is no less than 5 million subscribers, pro-rated if there is more than 5 million but less than 15 million subscriber, or in zero if there are more than 15 million subscribers.

Proceeds received from the convertible debentures were allocated between the convertible debenture and warrants based on their relative fair values. The resulting discount for the warrants is amortized using the effective interest method over the life of the debentures. The relative fair value of Class C and Class D warrants resulted in a discount of $598,500 at the date of issuance. After allocating a portion of the proceeds to the warrants, the effective conversion price of the convertible debentures was determined to result in a beneficial conversion feature. The beneficial conversion feature has a relative fair value of $302,994 at the date of issuance and will be amortized over the life of the convertible debenture. The beneficial conversion feature discount is amortized using the effective interest method over the life of the debentures. The amortization of the debt discount is included as interest expense in the consolidated statement of operations.

A total of 1,555,556 shares of common stock have been reserved for the potential conversion of the convertible debenture.

On December 22, 2014 the Company closed a financing of $3.5 million consisting of 1,555,556 units, whereby each unit included i) the right to convert, at any time, into one share of common stock at a price of $2.25; ii) one Class C warrant entitling the holder to purchase one share of common stock at a price of $3.00; iii) one Class D warrant entitling the holder to purchase one share of common stock at a price of $3.50 and iv) a pro-rata share of potential performance warrants.

The convertible debenture is for a term of three years from the date of issue and has an interest rate of 8% per annum, payable quarterly in arrears in either cash, shares of common stock, or a combination of cash and shares of common stock. The Company has the right to repurchase the convertible debenture upon notice at any time after the first twelve months.

The Class C and Class D warrants have a term of four years and are each entitled to purchase one-fourth of a share of common stock. In total the Company issued 388,889 Class C warrants and 388,889 Class D warrants related to the convertible debenture.

The Company will issue a maximum of 450,000 performance warrants, each entitling the holders to purchase shares of common stock for cash at the then current market price, dependent on the number of subscribers the Company has as at December 31, 2016. The number of performance warrants issued will be a ratio with 450,000 performance warrants being issued if there is less than 5 million subscribers and no performance warrants if there are more than 15 million subscribers.

Proceeds received from the convertible debentures were allocated between the convertible debenture and the warrants based on their relative fair values. The resulting discount for the warrants is amortized using the effective interest method over the life of the debentures. The relative fair value of Class C and Class D warrants resulted in a discount of $598,500 at the date of issuance. After allocating a portion of the proceeds to the warrants, the effective conversion price of the convertible debentures was determined to result in a beneficial conversion feature. The beneficial conversion feature has a relative fair value of $302,994 at the date of issuance and will be amortized over the term of the convertible debenture. The beneficial conversion feature discount is amortized using the effective interest method over the life of the debentures. The amortization of the debt discount is included as interest expense in the consolidated statement of operations.

A total of 1,711,112 share of common stock have been reserved for the potential conversion of the convertible debenture.